INVENTORY (Tables)	12 Months Ended
Jan. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Finished goods	1,848,392	1,946,638
Work in process	2,029,133	582,655
Raw materials	176,948	163,354
	4,054,473	2,692,647